Exceptional items (Details) - USD ($) $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017		Oct. 31, 2018
Reported within Operating profit [Abstract]
Gain on disposal of Atalla	$ (3.7)		$ 0.0	[1]	$ 0.0
Operating profit	(221.7)		(227.4)		(376.8)
Reported within finance costs [Abstract]
Finance costs incurred in escrow period	0.0		0.0		6.4
Reported within finance income [Abstract]
Finance income earned in escrow period	0.0		0.0		(0.6)
Finance income (costs) incurred in escrow period	0.0		0.0		5.8
(Loss)/Profit before tax	34.1	[2]	(131.6)		(34.1)
Tax [Abstract]
Total tax (credit)/expense	(16.0)		7.5		(673.1)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company) [Abstract]
Gain on disposal of discontinued operation	(1,487.2)	[2]	(33.7)	[1]	(76.9)
Exceptional Items Adjustments [Member]
Reported within Operating profit [Abstract]
Integration costs	245.9		27.6		279.0
Pre-acquisition costs	0.0		58.0		43.0
Acquisition costs	1.5		2.6		27.1
Property related costs	16.3		5.6		38.1
Severance and legal costs	32.1		3.4		129.7
Divestiture	2.1		0.0		21.3
Gain on disposal of Atalla	(3.7)		0.0		0.0
Operating profit	294.2		97.2		538.2
Reported within finance costs [Abstract]
Finance costs incurred in escrow period	0.0		0.0		6.4
Reported within finance income [Abstract]
Finance income earned in escrow period	0.0		0.0		(0.6)
Finance income (costs) incurred in escrow period	0.0		0.0		5.8
(Loss)/Profit before tax	294.2		97.2		544.0
Tax [Abstract]
Tax effect of exceptional items	(54.3)		(11.6)		(105.9)
Tax exceptional item	0.0		0.0		(692.3)
Total tax (credit)/expense	(54.3)		(11.6)		(798.2)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company) [Abstract]
Gain on disposal of discontinued operation	(1,458.5)		0.0		0.0
Exceptional profit after tax	$ (1,218.6)		$ 85.6		$ (254.2)

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)
[2]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.